John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778   Fax: 913.660.9157
john.lively@1940actlawgroup.com

February 27, 2018

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:    World Funds Trust (the “Trust”) (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find a preliminary proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934 for the REMS Real Estate Value-Opportunity Fund, REMS Real Estate Income 50/50 Fund and the REMS International Real Estate Value-Opportunity Fund (the “REMS Funds”), each a portfolio series of the Trust.

The Trust is filing the preliminary proxy statement to solicit shareholder votes on changes to the fundamental policies, and to consider the approval of a new investment advisory agreement for the REMS Funds.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.